Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017
Scenario, Previously Reported
Common stock, par value		$ 0.01
Common stock shares authorized (in shares)		100,000
Common stock shares issued (in shares)		100,000
Common stock shares outstanding (in shares)		100,000
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock shares authorized (in shares)	200,000,000	0
Common stock shares issued (in shares)	17,294,768	0
Common stock shares outstanding (in shares)	17,294,768	0
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock shares authorized (in shares)	40,000,000	0
Common stock shares issued (in shares)	35,913,538	0
Common stock shares outstanding (in shares)	35,913,538	0
Class C Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock shares authorized (in shares)	4,000,000	0
Common stock shares issued (in shares)	2,560,955	0
Common stock shares outstanding (in shares)	2,560,955	0
Class D Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock shares authorized (in shares)	32,000,000	0
Common stock shares issued (in shares)	24,305,155	0
Common stock shares outstanding (in shares)	24,305,155	0
Class A Units
Capital units (in units)	0	6,374,000
Class A Units | Predecessor
Capital units (in units)		6,374,000
Class B Units
Capital units (in units)	0	3,506,000
Class B Units | Predecessor
Capital units (in units)		3,506,000
Class C Units
Capital units (in units)	0	375,000
Class C Units | Predecessor
Capital units (in units)		375,000
Class D Units
Capital units (in units)	0	1,104,000
Class D Units | Predecessor
Capital units (in units)		1,107,000
Class E Units
Capital units (in units)	0	1,012,000
Class E Units | Predecessor
Capital units (in units)		1,012,000